OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2015	2016

Payroll and other employee related accruals	$3,474	$4,214
Vacation accrual	2,931	3,096
Royalties provision	966	1,170
Government authorities	288	979
Accrued expenses	9,864	8,517
Others	428	642

	$17,951	$18,618